CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Property, plant and equipment	$ 108,725	$ 105,168
Advance payments for property, plant and equipment	451	914
Right-of-use assets	80,502	55,590
Time deposits	4,362	0
Intangible assets	4,061	3,409
Collaboration prepaid leases	151,216	65,276
Other non-current assets	1,493	1,487
Total non-current assets	350,810	231,844
CURRENT ASSETS
Collaboration inventories	19,433	10,354
Trade receivables	100,041	90
Prepayments, other receivables and other assets	69,251	61,755
Financial assets at fair value through profit or loss	663	185,603
Pledged deposits	357	1,270
Time deposits	30,341	54,016
Cash and cash equivalents	1,277,713	786,031
Total current assets	1,497,799	1,099,119
Total assets	1,848,609	1,330,963
CURRENT LIABILITIES
Trade payables	20,160	32,893
Other payables and accruals	132,802	184,109
Government grants	68	451
Lease liabilities	3,175	3,563
Tax payable	7,203	9,772
Warrant liability	0	67,000
Contract liabilities	53,010	0
Total current liabilities	216,418	297,788
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	281,328	260,932
Lease liabilities long term	44,169	20,039
Government grants	7,305	7,659
Contract liabilities	47,962	0
Other non-current liabilities	56	233
Total non-current liabilities	380,820	288,863
Total liabilities	597,238	586,651
EQUITY
Share capital	36	33
Reserves	1,251,335	744,279
Total ordinary shareholders’ equity	1,251,371	744,312
Total equity	1,251,371	744,312
Total liabilities and equity	$ 1,848,609	$ 1,330,963